UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-08606

Deutsche Asset Allocation Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of November 30, 2017 (Unaudited)

Deutsche Multi-Asset Conservative Allocation Fund

	Shares	Value ($)
Equity - Equity Funds 22.8%
Deutsche Core Equity Fund "Institutional" (a)	536,500	15,451,210
Deutsche European Equity Fund "Institutional"* (a)	303,435	3,726,178
Deutsche Small Cap Core Fund "S" (a)	69,895	2,285,571
Total Equity - Equity Funds (Cost $12,192,190)		21,462,959
Equity - Exchange-Traded Funds 8.1%
iShares MSCI Japan ETF	16,972	1,016,792
iShares MSCI Pacific ex Japan ETF	42,900	2,039,037
SPDR Bloomberg Barclays Convertible Securities ETF	87,500	4,519,375
Total Equity - Exchange-Traded Funds (Cost $7,048,570)		7,575,204
Fixed Income - Bond Funds 37.6%
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	82,219	965,253
Deutsche Global High Income Fund "Institutional" (a)	423,603	2,914,391
Deutsche High Conviction Global Bond Fund "S" (a)	191,083	1,777,076
Deutsche High Income Fund "Institutional" (a)	206,591	987,504
Deutsche Total Return Bond Fund "Institutional" (a)	1,552,909	16,709,301
Deutsche U.S. Bond Index Fund "Institutional" (a)	1,269,625	12,023,352
Total Fixed Income - Bond Funds (Cost $35,158,006)		35,376,877
Fixed Income - Exchange-Traded Funds 24.2%
iShares Core U.S. Aggregate Bond ETF	132,900	14,496,732
iShares TIPS Bond ETF	37,000	4,206,160
VanEck Vectors JPMorgan EM Local Currency Bond ETF	216,480	4,065,494
Total Fixed Income - Exchange-Traded Funds (Cost $23,083,966)		22,768,386
	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligation 1.2%
U.S. Treasury Bill, 1.18% **, 8/16/2018 (b) (Cost $1,143,250)	1,153,000	1,140,486
	Shares	Value ($)
Fixed Income - Money Market Fund 3.9%
Deutsche Central Cash Management Government Fund, 1.12% (a) (c) (Cost $3,619,961)	3,619,961	3,619,961
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $82,245,943)	97.8	91,943,873
Other Assets and Liabilities, Net	2.2	2,035,199
Net Assets	100.0	93,979,072

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b) At November 30, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c) The rate shown is the annualized seven-day yield at period end.
CBOE: Chicago Board Options Exchange
EAFE: Europe, Australasia and Far East
EM: Emerging Markets
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt
TIPS: Treasury Inflation-Protected Securities
At November 30, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)

MSCI Mini EAFE Index	USD	12/15/2017	45	4,436,449	4,543,200	106,751
MSCI Mini Emerging Market Index	USD	12/15/2017	55	3,045,227	3,080,000	34,773
Russell E Mini 2000 Index	USD	12/15/2017	26	1,964,080	2,009,020	44,940
Total unrealized appreciation						186,464

At November 30, 2017, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
CBOE Volatility Index	USD	1/17/2018	58	814,807	755,450	59,357

Currency Abbreviation
USD	United States Dollar

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended November 30, 2017 is as follows:

Affiliate / Value($) at August 31, 2107	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Change in Unrealized Appreciation (Depreciation) ($)	Income Distribu- tions ($)	Capital Gain Distribu- tions ($)	Value ($) at November 30, 2017
Deutsche Core Equity Fund 15,780,492	47,812	1,475,500	216,712	881,694	47,812	—	15,451,210
Deutsche Enhanced Commodity Strategy Fund 1,027,687	1,222	96,000	(31,377)	63,722	1,222	—	965,253
Deutsche European Equity Fund 3,945,363	—	373,200	40,278	113,737	—	—	3,726,178
Deutsche Global High Income Fund 3,182,065	35,979	295,400	20,297	(28,550)	36,325	—	2,914,391
Deutsche Global Inflation Fund 4,679,737	—	4,647,381	97,113	(129,469)	—	—	—
Deutsche High Conviction Global Bond Fund 1,935,252	11,626	179,400	(16,619)	26,217	11,626	—	1,777,076
Deutsche High Income Fund 1,075,879	13,501	100,000	1,959	(3,835)	13,501	—	987,504
Deutsche Small Cap Core Fund 2,343,493	—	219,000	82,806	78,272	—	—	2,285,571
Deutsche Total Return Bond Fund 18,374,674	144,502	1,701,300	38,686	(147,261)	144,502	—	16,709,301
Deutsche U.S. Bond Index Fund 13,336,897	84,389	1,232,000	(334)	(165,600)	85,137	—	12,023,352
Deutsche Central Cash Management Government Fund 1,119,586	13,775,480	11,275,105	—	—	12,592	—	3,619,961
Total: 66,801,125	14,114,511	21,594,286	449,521	688,927	352,717	—	60,459,797

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity - Equity Funds	$21,462,959	$—	$—	$21,462,959
Equity - Exchange-Traded Funds	7,575,204	—	—	7,575,204
Fixed Income - Bond Funds	35,376,877	—	—	35,376,877
Fixed Income - Exchange-Traded Funds	22,768,386	—	—	22,768,386
Short-Term U.S. Treasury Obligations	—	1,140,486	—	1,140,486
Money Market Fund	3,619,961	—	—	3,619,961
Derivatives (d)
Futures Contracts	245,821	—	—	245,821
Total	$91,049,208	$1,140,486	$—	$92,189,694

There have been no transfers between fair value measurement levels during the period ended November 30, 2017.
(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of November 30, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 245,821

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Multi-Asset Conservative Allocation Fund, a series of Deutsche Asset Allocation Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2018